SUPPLEMENT DATED MAY 2, 2005 TO THE
                          FIRST INVESTORS EQUITY FUNDS

                                   PROSPECTUS


                               TOTAL RETURN FUND
                               VALUE FUND
                               BLUE CHIP FUND
                               GROWTH & INCOME FUND
                               ALL-CAP GROWTH FUND
                               MID-CAP OPPORTUNITY FUND
                               SPECIAL SITUATIONS FUND
                               FOCUSED EQUITY FUND
                               GLOBAL FUND

                             DATED JANUARY 31, 2005

The third and fourth paragraphs under the heading "FUND MANAGEMENT" on page 67 are deleted in their entirety and replaced with the following:

         Matthew S. Wright serves as Portfolio Manager of the Blue Chip Fund and the Value Fund. Mr. Wright also serves as Portfolio Manager of the Life Series Blue Chip Fund and the Life Series Value Fund. Mr. Wright joined FIMCO in February 1996 as an Equity Analyst.

         James A. Hasso serves as Assistant Portfolio Manager of the Blue Chip Fund. Mr. Hasso also serves as Assistant Portfolio Manager of the Life Series Blue Chip Fund. Mr. Hasso joined FIMCO in March 2004 as an
         Equity Analyst. Mr. Hasso was a Senior Equity Analyst/Associate Portfolio Manager at Valenzuela Capital from 2001 to 2002 and a Senior Analyst at Mitchell Hutchins in 2000.

         The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

                      SUPPLEMENT DATED MAY 2, 2005 TO THE
                          FIRST INVESTORS EQUITY FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2005


      FOR THE FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
    PART I - DATED JANUARY 31, 2005:

         1. Add the following new heading "PORTFOLIO MANAGERS" before the heading "UNDERWRITER AND DEALERS" on page I-13:

              A. Other Accounts Managed by Portfolio Managers as of May 2, 2005
              -----------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF        TOTAL ASSETS IN THE
NAME OF PORTFOLIO MANAGER AND                            NUMBER OF   TOTAL ASSETS OF     ACCOUNTS WHICH         ACCOUNTS WHICH
  FUND COVERED BY SAI          OTHER ACCOUNTS MANAGED     OTHER         OTHER            ADVISORY FEE IS    ADVISORY FEE IS BASED
                                                         ACCOUNTS      ACCOUNTS          BASED ON ACCOUNT       ON ACCOUNT
                                                                     AS OF 12/31/04        PERFORMANCE          PERFORMANCE
                                                                      (IN MILLIONS)                            (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
                                                      FIMCO'S PORTFOLIO MANAGERS:
----------------------------------------------------------------------------------------------------------------------------------
Matthew S. Wright:             Other Registered              3           $492.1               None                    0
                               Investment Companies
                               ---------------------------------------------------------------------------------------------------
Blue Chip                      Other Pooled Investment       0             0                  None                    0
                               Vehicles
                               ---------------------------------------------------------------------------------------------------
                               Other Accounts                0             0                  None                    0
----------------------------------------------------------------------------------------------------------------------------------
James A. Hasso:                Other Registered              1           $182.3               None                    0
(Assistant Portfolio Manager)  Investment Companies
                               ---------------------------------------------------------------------------------------------------
Blue Chip                      Other Pooled Investment       0             0                  None                    0
                               Vehicles
                               ---------------------------------------------------------------------------------------------------
                               Other Accounts                0             0                  None                    0
----------------------------------------------------------------------------------------------------------------------------------

         B.  Potential Conflicts of Interest in Other Managed Accounts
         -------------------------------------------------------------

    Each of the FIMCO portfolio managers manages at least one First Investors mutual fund other than the Fund or Funds that are covered by this SAI. In many cases, these other First Investors Funds are managed similarly to the Funds that are shown in this SAI, except to the extent required by differences in cash flow, investment policy, or law.

    The side-by-side management of First Investors Funds and other non-fund accounts presents a variety of potential conflicts of interest. For example, the portfolio manager may purchase or sell securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A FIMCO portfolio manager may also want to buy the same security for two Funds that he manages or a Fund and a non-fund account. In some cases, there may not be sufficient amounts of the security available (for example, in the case of a hot initial public offering ("IPO") or a new bond offering) to cover the needs of all the accounts managed by a FIMCO portfolio manager or the buying activity of the accounts could affect the market value of the security. Similar potential conflicts could arise when two or more Fund or non-fund accounts managed by the same portfolio manager or managers want to sell the same security at the same time. Finally, a portfolio manager may want to sell a security that is held by a fund or non-fund account and at the same time buy the same security for another one of his accounts. This could occur even if the accounts were managed similarly because, for example, the two accounts have different cash flows.

    FIMCO has adopted a variety of policies and procedures to address these potential conflicts of interest and to ensure that each fund and non-fund account is treated fairly. For example, FIMCO has adopted policies for bunching and allocating trades when two or more funds or non-fund accounts wish to buy or sell the same security at the same time. These policies prescribe the procedures for placing orders in such circumstances, determining allocations in the event that such orders cannot be fully executed, and determining the price to be paid or received by each account in the event that the orders are executed in stages. FIMCO has also adopted special policies that address investments in IPOs and new bond offerings, the side-by-side management of the funds and the non-fund accounts, and internal crosses between FIMCO managed accounts that are effected under Rule 17a-7 of the Investment Company Act. FIMCO's Investment Compliance Manager also conducts reviews of trading activity to ensure that these policies and procedures are being followed and that the accounts are being managed fairly. FIMCO has also adopted a Code of Ethics restricting the personal securities trading and conduct of portfolio managers of the Funds.

         C.  Structure of Portfolio Managers Compensation
         -------------------------------------------------

FIMCO'S Portfolio Managers
--------------------------

    Each FIMCO portfolio manager of each Fund covered by this SAI receives a salary and a bonus if the Fund's performance ranks in the top 50% of the Funds within its Lipper Peer Group (i.e., above the median) on a pre-tax basis as of the end of the calendar year. The rate of the bonus (in basis points) depends on whether the Fund's performance is in the top 20%, 20.1-30%, 30.1-40% or 40.1-50% of the funds in the peer group. The amount of the bonus is computed by multiplying the applicable bonus rate by the average net management fee received by FIMCO for managing the Fund during the year. In the case of a Fund that has more than one portfolio manager, the bonus is shared. One third of the bonus is paid within the first quarter of the following year. The remaining amount is treated as if it were invested in the portfolio manager's Fund and then paid in two installments over the next two years. The portfolio manager must remain continuously employed by FIMCO to be eligible to receive each installment of the bonus. The portfolio manager is also entitled to participate on the same basis as other employees in the qualified and non-qualified profit sharing and deferred bonus plans that are offered by FIMCO's parent company. The amount that is contributed to these plans is determined in the sole discretion of the parent company based upon the overall profitability of FIMCO and its affiliates from all lines of business. The profitability of FIMCO is an important factor in determining the amount of this contribution.

    The following chart shows the Blue Chip Fund's Benchmark and/or Lipper Peer Group for purposes of determining each portfolio manager's bonus for the fiscal year end September 30, 2004.


-------------------------------------------------------------------------------
FUND                                          BENCHMARK INDEX AND/OR PEER GROUP
----                                          ---------------------------------
-------------------------------------------------------------------------------
BLUE CHIP                                     LIPPER LARGE-CAP CORE EQUITY
-------------------------------------------------------------------------------

         D.  PORTFOLIO MANAGER FUND OWNERSHIP


-------------------------------------------------------------------------------
FIMCO'S PORTFOLIO MANAGERS:
-------------------------------------------------------------------------------
NAME                   FUND            DOLLAR RANGE OF FUND OWNERSHIP (DOLLARS)
                                       AS OF MAY 2, 2005
-------------------------------------------------------------------------------
Matthew S. Wright      Blue Chip       None
-------------------------------------------------------------------------------
James A. Hasso         Blue Chip       None
-------------------------------------------------------------------------------